UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2021

Item 1. Reports to Stockholders.

(a) Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

Saba Closed-End Funds ETF

Semi-Annual Report

May 31, 2021
(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	May 31, 2021 (Unaudited)

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.sabaetf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the Cboe BZX Exchange, Inc. (the “Cboe” or the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS	May 31, 2021 (Unaudited)
Number of Shares		Value
CLOSED-END FUNDS — 84.9%
	EQUITY — 11.3%
93,206	Guggenheim Enhanced Equity Income Fund	$798,776
2,447	Nuveen Tax-Advantaged Dividend Growth Fund	39,470
105,480	Voya Global Advantage and Premium Opportunity Fund	1,043,619
655,520	Voya Global Equity Dividend and Premium Opportunity Fund	4,023,516
60,829	Voya Infrastructure Industrials and Materials Fund	785,303
371,602	Voya Natural Resources Equity Income Fund	1,322,903
		8,013,587
	FIXED INCOME — 59.7%
55,706	Apollo Senior Floating Rate Fund, Inc.	858,429
77,683	Apollo Tactical Income Fund, Inc.	1,183,889
17,597	BlackRock Floating Rate Income Strategies Fund, Inc.	227,881
52,387	BlackRock Floating Rate Income Trust	661,124
650,414	Blackstone Strategic Credit Fund	8,878,151
98,947	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,230,901
47,490	Eaton Vance Floating-Rate Income Plus Fund	777,886
368	Eaton Vance New York Municipal Bond Fund	4,663
17,671	Eaton Vance New York Municipal Income Trust	263,298
122,184	Eaton Vance Senior Floating-Rate Trust	1,733,791
130,032	Eaton Vance Senior Income Trust	879,016
18,676	First Trust High Income Long/Short Fund	286,490
105,957	Invesco Pennsylvania Value Municipal Income Trust	1,407,109
2,886,895	Invesco Senior Income Trust†	12,269,304
113,678	Invesco Trust for Investment Grade New York Municipals	1,531,243
143,219	Ivy High Income Opportunities Fund	1,997,905
110,434	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,030,349
1,690	New America High Income Fund, Inc.	15,514
76	Nuveen Georgia Quality Municipal Income Fund	1,034
Number of Shares		Value
CLOSED-END FUNDS (Continued)
	FIXED INCOME (Continued)
78,142	Nuveen New York AMT-Free Quality Municipal Income Fund	$1,090,081
32,126	Nuveen Ohio Quality Municipal Income Fund	522,369
162,086	PGIM Global High Yield Fund, Inc.	2,513,954
48,958	Vertical Capital Income Fund	529,725
137,825	Virtus AllianzGI Convertible & Income Fund II	702,907
398,750	Voya Prime Rate Trust	1,866,150
		42,463,163
	HYBRID — 13.9%
239,030	Calamos Long/Short Equity & Dynamic Income Trust	4,924,018
157,846	Nuveen Diversified Dividend and Income Fund	1,676,324
187,061	Special Opportunities Fund, Inc.	2,876,998
28,451	Virtus Dividend, Interest & Premium Strategy Fund	413,109
		9,890,449
	TOTAL CLOSED-END FUNDS
	(Cost $54,124,094)	60,367,199
	TOTAL INVESTMENTS — 84.9%
	(Cost $54,124,094)	60,367,199
	Other Assets in Excess of Liabilities — 15.1%	10,755,278
	TOTAL NET ASSETS — 100.0%	$71,122,477

†   All or a portion of this security is pledged as collateral for borrowings. As of May 31, 2021, the aggregate value of those securities was $5,282,176, representing 7.4% of net assets.

See accompanying Notes to Financial Statements.

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS (Concluded)	May 31, 2021 (Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation (Depreciation)
Bond Futures (Short Position)
CBOT 5-Year U.S. Treasury Note	September 2021	(150)	$(18,578,618)	$(18,577,734)	$884

TOTAL FUTURES CONTRACTS			$(18,578,618)	$(18,577,734)	$884

See accompanying Notes to Financial Statements.

Saba Closed-End Funds ETF SUMMARY OF INVESTMENTS	May 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Closed-End Funds
Fixed Income	59.7%
Hybrid	13.9%
Equity	11.3%
Total Closed-End Funds	84.9%
Total Investments	84.9%
Other Assets in Excess of Liabilities	15.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	May 31, 2021 (Unaudited)
Saba Closed-End Funds ETF
Assets:
Investments, at value (Cost $54,124,094)	$60,367,199
Cash	17,426,282
Deposit at broker for futures contracts	134,920
Cash held at lending agent	158,746
Due from broker for line of credit	10,092
Investment securities sold receivable	106,525
Dividends and interest receivable	19,159
Total Assets	78,222,923

Liabilities:
Investment securities purchased	7,022,998
Payable for futures contracts variation margin	12,295
Advisory fee payable	65,153
Total Liabilities	7,100,446

Net Assets	$71,122,477

Net Assets Consist of:
Paid-in Capital	$64,948,910
Distributable earnings (loss)	6,173,567
Net Assets	$71,122,477

Net Assets	$71,122,477
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,400,001
Net Asset Value, Offering and Redemption Price Per Share	$20.92

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Six Months Ended May 31, 2021 (Unaudited)
Saba Closed-End Funds ETF
Investment Income:
Dividends	$871,908
Interest	1,277
Total Investment Income	873,185

Expenses:
Advisory fees	349,062
Interest expense:
Other accounts	1,202
Total Expenses	350,264

Net Investment Income (Loss)	522,921

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on investments	2,691,868
Net realized gain (loss) on futures contracts	158,479
Capital gain distributions from underlying funds	58,016
Change in unrealized appreciation/(depreciation) on investments	3,966,338
Change in unrealized appreciation/(depreciation) on futures contracts	22,016
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	6,896,717

Net Increase (Decrease) in Net Assets Resulting From Operations	$7,419,638

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	May 31, 2021
	Saba Closed-End Funds ETF
	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$522,921	$2,786,318
Net realized gain (loss) on investments and futures contracts	2,850,347	1,366,254
Capital gains distributions from underlying funds	58,016	22,544
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	3,988,354	(422,488)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,419,638	3,752,628

Distributions to Shareholders:
Distributions	(2,653,001)	(3,221,172)
From return of capital	—	(1,272,830)
Total Distributions to Shareholders	(2,653,001)	(4,494,002)

Capital Transactions:
Proceeds from shares issued	11,142,326	15,713,009
Cost of shares redeemed	—	(5,881,921)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	11,142,326	9,831,088

Total Increase (Decrease) in Net Assets	15,908,963	9,089,714

Net Assets:
Beginning of period	55,213,514	46,123,800
End of period	$71,122,477	$55,213,514

Share Transactions:
Issued	550,000	900,000
Redeemed	—	(350,000)
Net Increase (Decrease) in Share Transactions	550,000	550,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From							Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments(10)	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Expenses(5)(9)	Net Investment Income(5)(9)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(7)
Saba Closed-End Funds ETF
Six Months Ended May 31, 2021 (Unaudited)	$19.37	$0.17	$ 2.22	$ 2.39	$(0.84)	$ —	$ —	$(0.84)	$20.92	12.57%	12.95%	1.10%	1.65%	$71,122	51%
Year Ended November 30, 2020	$20.05	$1.05	$(0.05)	$ 1.00	$(1.21)	$ —	$(0.47)	$(1.68)	$19.37	6.07%	6.41%	1.25%(8)	5.71%	$55,214	76%
Year Ended November 30, 2019	$18.68	$1.59	$ 1.51	$ 3.10	$(1.59)	$ —	$(0.14)	$(1.73)	$20.05	17.30%	17.21%	2.21%(8)	8.02%	$46,124	52%
Year Ended November 30, 2018	$21.18	$1.21	$(1.94)	$(0.73)	$(1.19)	$(0.49)	$(0.09)	$(1.77)	$18.68	(3.83)%	(3.74)%	1.20%(8)	5.96%	$26,152	44%
For the Period March 20, 2017(6) through November 30, 2017	$19.97	$0.56	$ 1.76	$ 2.32	$(0.66)	$(0.45)	$ —	$(1.11)	$21.18	11.84%	12.15%	1.60%(8)	3.77%	$21,185	83%

(1)   Per share numbers have been calculated using the average shares method.

(2)   Not annualized for periods less than one year.

(3)   Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)   Market value total return is calculated assuming an initial investment made at market price at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market price. Market price is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Cboe BZX Exchange. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market price may be greater or less than net asset value, depending on the Fund’s closing price on the Cboe BZX Exchange.

(5)   Annualized for periods less than one year.

(6)   Commencement of operations.

(7)   Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(8)   Interest expense as a percent of average net assets and the ratio of expenses to average net assets excluding interest expense, are presented in the chart below:

	Interest Expense as a percentage of Average Net Assets(5)	Ratio of Expenses to Average Net Assets Excluding Interest Expense(5)
Year Ended November 30, 2020	0.15%	1.10%
Year Ended November 30, 2019	1.11%	1.10%
Year Ended November 30, 2018	0.10%	1.10%
For the Period March 20, 2017(6) through November 30, 2017	0.50%	1.10%

(9)   These ratios exclude the impact of expenses of the underlying closed-end investment companies holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(10)   Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	May 31, 2021 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the Saba Closed-End Funds ETF (the “Fund”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the fund in which Shares are held.

The Fund is an actively managed exchange-traded fund (“ETF”).  Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. The Fund is required to publish its portfolio holdings on a daily basis.  The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the Fund, is designed to ensure that shares of the Fund do not trade at a material premium or discount in relation to NAV per share.

The investment objective of the Fund is to provide capital appreciation and dividend income. The Saba Closed-End Funds ETF is classified as a diversified investment company under the 1940 Act. The Fund commenced investment operations on March 20, 2017.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Futures contracts traded on an exchange are valued based on the last sale price on an exchange on the valuation date.  If there are no sales on that day, the futures contracts will be valued at the mean between the last reported bid and ask quotation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange traded futures contracts, and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of May 31, 2021 for the Fund based upon the three levels defined above:

Saba Closed-End Funds ETF	Level 1	Level 2	Level 3*	Total
Investments
Closed-End Funds(1)	$60,367,199	$—	$—	$60,367,199
Total Investments	60,367,199	—	—	60,367,199
Other Financial Instruments(2)
Futures Contracts	884	—	—	884
Total	$60,368,083	$—	$—	$60,368,083

*   The Fund did not hold any Level 3 securities at period end.

(1)   For a detailed break-out of closed-end funds by asset classification, please refer to the Schedule of Investments.

(2)   Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. The amount presented reflects the net amount included on the Schedule of Investments, futures contracts. The Statement of Assets and Liabilities reflects the one day variation margin payable/receivable.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2021, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Futures Contracts

The Fund, directly or through an underlying closed-end fund in which the Fund invests (an “Underlying Fund”), may utilize futures contracts to hedge against a rise in interest rates. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

The Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward of approximately 5% of the value of the contract being traded.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation margin” will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

A margin deposit held at one counterparty for the futures contracts is included in “Deposit at broker for futures contracts” on the Statement of Assets and Liabilities.

(f) Distributions to Shareholders

The Fund pays out dividends from its net investment income, if any, monthly and distributes its net capital gains, if any, to investors at least annually. In so doing, the Fund seeks to make cash distributions once per month throughout a calendar year based on a rate determined at the beginning of the year. This rate is based on the Sub-Adviser’s (as defined below) annual projection of income and forecast of interest rates for the upcoming year. Thus, the rate will vary from year to year. Further, the rate may be adjusted at any time during a given year. The Sub-Adviser monitors the Fund’s distributions, the expected cash flow from investments and other metrics in determining whether to adjust the distribution rate during the course of a year. A portion of the distributions made by the Fund may be treated as return of capital for tax purposes (as discussed further below). One or more additional distributions may be made generally in December or after the Fund’s fiscal year-end to comply with applicable law.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The estimated characterization of the monthly distributions paid are expected to be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period and the most recent industry information available from the Underlying Funds. The actual characterization of the distributions made during the period may not be determined until after the end of the fiscal year and any differences may be adjusted in the subsequent year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February of the following year. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust, on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund primarily in the form of oversight

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”). During the six months ended May 31, 2021, the Fund incurred $2 of overdraft fees and $1,199 of margin account fees that are reported as interest expense, other accounts on the Statement of Operations.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser and Saba Capital Management, L.P. (the “Sub-Adviser”) have entered into an investment sub-advisory agreement (the “Investment Sub-Advisory Agreement”) with respect to the Fund. Under the Investment Sub-Advisory Agreement, the Sub-Adviser is responsible for making day-to-day investment decisions for the Fund and trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under the Investment Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate as follows: 1.01% on up to $500 million in assets; 1.02% on the next $500 million; 1.04% on amounts over $1 billion.

Under the Investment Sub-Advisory Agreement, the Sub-Adviser has agreed to sub-license the use of the Sub-Adviser’s name to the Adviser and to assume the obligation of the Adviser to pay all expenses of the Fund, except the Excluded Expenses.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of the Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

Certain officers are also employees/officers of affiliates of the Distributor and receive no compensation from the Trust for serving as officers.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions, securities sold short, and short-term investments, for the six months ended May 31, 2021 were as follows:

Fund	Purchases	Sales
Saba Closed-End Funds ETF	$38,181,745	$26,404,899

Purchases, sales, and realized gain/(loss) of in-kind transactions for the six months ended May 31, 2021 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Saba Closed-End Funds ETF	$—	$—	$—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing Shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such Shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500.

Note 6 – Principal Risks

As with any investment, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Certain principal risks affecting shareholders’ investments in the Fund, either directly or indirectly through its investments in the Underlying Funds, are set forth below. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Active Management Risk: The Fund is an actively managed ETF. While the Fund’s investment program was designed with a view to achieving the Fund’s investment objective, there can be no assurance or guarantee that the Fund will achieve its stated investment objective over short- or long-term market cycles. The Sub-Adviser’s proprietary screening and selection process of the Underlying Funds and the Underlying Fund Managers and its use of investment strategies, including the use of borrowing and derivatives, may not produce the intended results.

Counterparty Risk: To the extent that the Fund or an Underlying Fund engages in derivative transactions, it will be subject to credit risk with respect to the counterparties. The Fund or the Underlying Fund may obtain only a limited or no recovery or may experience significant delays in obtaining recovery under derivative contracts if a counterparty experiences financial difficulties and becomes bankrupt or otherwise fails to perform its obligations under a derivative contract.

Credit Risk: Issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying Fund’s portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the Underlying Fund’s income level and share price.

Currency Risk: The Fund or an Underlying Fund may invest in non-U.S. dollar denominated securities of foreign issuers. Where a fund’s NAV is determined in U.S. dollars and the fund invests in non-U.S. dollar denominated securities, the fund’s NAV could decline if the currency of the non-U.S. market in which the fund invests depreciates against the U.S. dollar, even if the value of the fund’s holdings, measured in the foreign currency, increases. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

Derivatives Risk: A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

Futures Contracts Risk.  Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the purchaser of a futures contract may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by a fund or its investment adviser, thus limiting the ability to implement the fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of a fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.

Fund Distributions Risk: The Fund seeks to make cash distributions once per month throughout a calendar year based on a rate determined at the beginning of the year. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund Shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under this distribution policy. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its cash distributions without returning capital to shareholders. A return of capital is a return of all or part of a shareholder’s original investment in the Fund. In general, a return of capital is not immediately taxable to a shareholder. Rather, it reduces a shareholder’s cost basis in Fund Shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The rate and dollar amount of the Fund’s monthly income payments could vary substantially from one year to the next, during the course of a year, and over time depending on several factors, including the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, and the amount and timing of prior distributions by the Fund. The Fund is not guaranteed to provide a fixed or stable level of cash distributions at any time or over any period of time.

Fund of Funds Risk: Because the Fund is a “fund of funds,” its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests (referred to herein as “acquired fund fees and expenses”), including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times, certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Interest Rate Risk: Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of shares of an Underlying Fund and its holdings to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations. The Fund may seek to hedge interest rate risk through the use of short positions in U.S. Treasury securities or in ETFs that seek to track the performance of bond indices, or through the use of derivative instruments, but there can be no guarantee that such strategies will be successful.

Leverage Risk: Leverage may result from ordinary borrowings, or may be inherent in the structure of certain of the Fund’s investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Fund’s shares will decrease faster than if the Fund had not used leverage. To repay borrowings, the Fund may have to sell investments at a time and at a price that is unfavorable to the Fund. Interest on borrowings is an expense the Fund would not otherwise incur and the Fund’s expenses will vary depending on the extent to which the Fund uses leverage. Leverage magnifies the potential for gain and the risk of loss. If the Fund uses leverage, there can be no assurance that the Fund’s leverage strategy will be successful. The Underlying Funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through investment in the Underlying Funds. An investment

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

in securities of Underlying Funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Note 7 – Federal Income Taxes

The tax character of the distributions paid during the tax years ended November 30, 2020 and November 30, 2019, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Saba Closed-End Funds ETF
November 30, 2020	$3,221,172	$—	$1,272,830	$4,494,002
November 30, 2019	3,346,178	—	296,557	3,642,735

As of the year ended November 30, 2020, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Distributable Earnings (Loss)
Saba Closed-End Funds ETF	$—	$—	$(853,050)	$2,259,980	$1,406,930

At May 31, 2021, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost on investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Saba Closed-End Funds ETF	$54,140,881	$6,333,657	$(107,339)	$6,226,318

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the period ended November 30, 2020, the Fund had non-expiring accumulated capital loss carryforwards as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Saba Closed-End Funds ETF	$69,019	$784,031	$853,050

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the year ended November 30, 2020, the Fund utilized $896,597 of capital loss carryforward.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2021 (Unaudited)

Note 8 – Credit Facility

Effective March 14, 2017, the Fund entered into a committed line of credit facility (the “LOC”) with BNP Paribas used for cash management purposes, such as providing liquidity for investments and redemptions of Creation Units, and leverage. Under the terms of the LOC, the Fund is allowed to borrow a maximum of 50% of the value of the securities held as collateral and 100% of the value of cash pledged. As of May 31, 2021, the market value of securities and cash pledged as collateral was $5,282,176 and $134,920, respectively. These securities are noted in the Schedule of Investments and the value of cash pledged as collateral is reflected as Deposit at broker for futures contracts on the Statement of Assets and Liabilities. The Fund was able to borrow $2,776,008 as of May 31, 2021. The interest rate charged on borrowings on the LOC is the Overnight Bank Funding Rate plus a spread of 100 basis points (1.00%). The interest rate at May 31, 2021 was 1.03%. The Fund had no borrowings under the LOC during the six months ended May 31, 2021. As of May 31, 2021, the Fund had no outstanding borrowings and had a Due from broker for line of credit of $10,092 as noted on the Statement of Assets and Liabilities.

Assets permitted as investment collateral include any cash, securities, and other investments. The LOC agreement can be terminated by the Fund or lender upon delivery of written notice to the other party.

Note 9 – Derivatives and Hedging Disclosures

FASB’s ASC Topic 815 Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts during the six months ended May 31, 2021.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments held as of May 31, 2021 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Asset and Liabilities Location	Value*	Statement of Asset and Liabilities Location	Value*
Interest rate contracts	Unrealized appreciation on open futures contracts	$884	Unrealized depreciation on open futures contracts	$—
Total		$884		$—

*   Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effects of the Fund’s derivative instruments on the Statement of Operations for the six months ended May 31, 2021 are as follows:

Amount of Realized Gain or (Loss) on Derivatives

Risk Exposure	Futures Contracts
Interest rate contracts	$158,479

Change in Unrealized Appreciation/(Depreciation) on Derivatives

Risk Exposure	Futures Contracts
Interest rate contracts	$22,016

The quarterly average volume of derivative instruments for the six months ended May 31, 2021 are as follows:

Risk Exposure	Derivative	Number of Contracts
Interest rate contracts	Short futures contracts	(150)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	May 31, 2021 (Unaudited)

Note 10 – Disclosures about Offsetting Assets and Liabilities

ASC 815 Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

The Fund has standard contracts governing most derivative transactions between the Fund and each of its counterparties and intends to mitigate credit risk with respect to over the counter derivatives. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. During the six months ended May 31, 2021, the Fund’s only derivative activity was the use of exchange-traded futures.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Futures Contracts	BNP Paribas	$(12,295)	$—	$12,295	$—

*   Amounts relate to master netting agreements and collateral agreements which have been determined to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**  Amounts relate to master netting agreements and collateral agreements which have been determined to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 12 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST Approval of Continuance of Advisory and Sub-Advisory Agreements	May 31, 2021 (Unaudited)

At a meeting held on March 12, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the following agreements (collectively, the “Agreements”) with respect to Saba Closed-End Funds ETF (the “Fund”):

•   An Advisory Agreement between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Fund; and

•   A Sub-Advisory Agreement between the Adviser and Saba Capital Management, L.P. (“Saba” or the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and the Sub-Adviser, and at the Meeting, representatives from the Adviser and the Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and process. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s and Sub-Adviser’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

Although the 1940 Act requires that continuance of the Agreements be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent and quality of the services provided by the ETC and Saba to the Fund; (ii) the Fund’s performance; (iii) ETC’s and Saba’s costs of and profits realized from providing such services, including any fall-out benefits expected enjoyed by ETC and Saba or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services Provided

In considering the nature, extent and quality of the services provided to the Fund, the Board reviewed ETC’s and Saba’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities include overseeing the activities of Saba and monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and that Saba’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit

EXCHANGE LISTED FUNDS TRUST Approval of Continuance of Advisory and Sub-Advisory Agreements (Continued)	May 31, 2021 (Unaudited)

securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Saba’s investment personnel, the quality of ETC’s and Saba’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that ETC and Saba have appropriate compliance policies and procedures in place. The Board noted that it had been provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board noted that it also had been provided with and reviewed Saba’s registration form on Form ADV as well as responses of Saba to a detailed series of questions, which included a description of Saba’s operations, service offerings, personnel, compliance program, and financial condition. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC and Saba.

Performance

The Board reviewed the Fund’s performance in light of the Fund’s stated investment objective of providing capital appreciation and dividend income. The Board was provided with reports regarding the past performance of the Fund, including a report prepared by ISS-Strategic Insight comparing the Fund’s performance with the performance of a group of peer funds for various time periods. The Board noted that the Fund is actively managed and that the Fund’s total return performance was generally in line with the peer group median for the time periods measured. In reviewing the Fund’s performance, the Board took into account that the Fund has had a relatively short operating history over which to consider ETC’s and Saba’s performance. The Board considered ETC’s supervision of Saba as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Saba for Saba’s services provided to the Fund under the Sub-Advisory Agreement. The Board reviewed a report prepared by ISS-Strategic Insight comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board further took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board noted that Saba’s sub-advisory fee reflected the uniqueness of the Fund and the fact that the Fund was providing shareholders with access to Saba’s investment strategy and expertise, which other actively managed ETFs would not necessarily be able to offer. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that under the Agreements, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that while Saba has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board also considered that, under the Fund’s investment strategy, the Fund invests in other investment companies, which causes the Fund to indirectly bear the operating expenses of those other investment companies. With respect to the assets of the Fund invested in underlying investment companies, the Board determined that the Fund’s advisory fees are based on services that the Advisers provide to the Fund that are in addition to, not duplicative of, the services provided to the underlying investment companies by their investment advisers. The Board noted that Saba’s sub-advisory fee reflects an arm’s length negotiation between ETC and Saba. The Board further found that the fees

EXCHANGE LISTED FUNDS TRUST Approval of Continuance of Advisory and Sub-Advisory Agreements (Concluded)	May 31, 2021 (Unaudited)

reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered the costs and expenses incurred by ETC and Saba in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Saba from its relationship with the Fund, and reviewed profitability analyses from ETC and Saba with respect to the Fund. In light of the foregoing information, the Board concluded for the Fund that the advisory and sub-advisory fees were reasonable in light of the services rendered.

Economies of Scale

In addition, the Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to consider advisory fee breakpoints if and when Fund assets grow to a level that potentially produce such economies.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the advisory and sub-advisory agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the advisory and sub-advisory agreements, including the compensation payable under the agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	May 31, 2021 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of the Fund, you incur an advisory fee and interest charges related to the Fund’s investment strategy. In addition, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	12/1/20	5/31/21		12/1/20 – 5/31/21
Saba Closed-End Funds ETF	$ 1,000.00	$ 1,125.70	1.10%	$ 5.83
Hypothetical (5% annual return before expenses)*
Saba Closed-End Funds ETF	$ 1,000.00	$ 1,019.43	1.10%	$ 5.54

*   Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	May 31, 2021 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of the Adviser, is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets, and legal and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Fund and to manage the liquidity risk of the Fund on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the May 2021 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is adequately designed to assess and manage the Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser:

Saba Capital Management, L.P.
405 Lexington Avenue, 58th Floor
New York, NY 10174

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.sabaetf.com or the SEC’s website at www.sec.gov or by calling toll-free 1-844-880-3837.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-844-880-3837 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.sabaetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	July 22, 2021

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	July 22, 2021